Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Loan (non-current)	R$ 26,180	R$ 34,726
Liabilities
Dividends payable	76,909	31,469
Loan (non-current)	769,792	482,161
Profit or loss
Remuneration of key personnel	35,263	7,631
Statement of income (business transactions)
Net Revenues	24	47	R$ 137
Costs			(501)
Net Income (loss)	24	47	(364)
Ambipar Participacoes e Empreendimentos S.A.
Assets
Loan (non-current)	4,500	4,508
Liabilities
Loan (non-current)	703,165	470,824
Ambipar Environment Reverse Manufacturing S.A.
Assets
Loan (non-current)	34	622
Liabilities
Loan (non-current)	1
Ambipar R&D Pesquisa, Desenvolvimento Ltda
Assets
Loan (non-current)	43	48
Liabilities
Loan (non-current)	58
Ambipar Logistics Ltda.
Assets
Loan (non-current)	1,815	14,477
Liabilities
Loan (non-current)	2,014
Environmental ESG Participacoes S.A.
Assets
Loan (non-current)	9,095	532
Liabilities
Loan (non-current)	9,731	9,595
Ambipar Eco Products S.A.
Assets
Loan (non-current)	2,229	2,261
Liabilities
Loan (non-current)	2,212	240
Ambipar Workforce Solution Mao de Obra Temp, Ltda.
Assets
Loan (non-current)	6,078	5,759
Liabilities
Loan (non-current)	5,578
Ambipar Environmental Solutio-s-Solucoes Ambientais Ltda.
Assets
Loan (non-current)	1,154	5,037
Liabilities
Loan (non-current)	1,332	61
Ambipar Environment Waste Logistics Ltda,
Assets
Loan (non-current)	943	1,352
Liabilities
Loan (non-current)	1,088	1,088
Amazon Residuos Ltda.
Assets
Loan (non-current)		127
Disal Peru S.A.C
Assets
Loan (non-current)		3
Ambipar Insurance Corretora De Seguros Ltda [Member]
Assets
Loan (non-current)	42
Ambipar Coprocessing Ltda
Liabilities
Loan (non-current)	2
Disal Chile Servicios Integrales Ltda
Liabilities
Loan (non-current)	49
Ambipar Bank Intermediao de Negcios, Pagamentos e Participaes S.A.
Assets
Loan (non-current)	196
Liabilities
Loan (non-current)	43,523
Ambipar Green Tech Ltda
Liabilities
Loan (non-current)	19
Ambipar Compliance Solutions S.A.
Liabilities
Loan (non-current)	3
Ambipar Environmental Centroeste S.A.
Liabilities
Loan (non-current)	4
Brasil Coleta Gerenciamento de Resduos Ltda
Liabilities
Loan (non-current)	700
Controlling shareholder
Liabilities
Dividends payable	69,509	31,154
Non-controlling shareholders
Liabilities
Dividends payable	7,400	315
Disal Chile Sanitarios Portables Ltda.
Liabilities
Loan (non-current)	199	340
Gestion de Servicios Ambientales S.A.C.
Liabilities
Loan (non-current)	165	13
Statement of income (business transactions)
Net Revenues			50
Costs			(191)
Disal Chile Sanitarios Portables Ltda,
Statement of income (business transactions)
Net Revenues	R$ 24	R$ 47	51
Costs			(14)
Ingeniera en Sanitizacion S.A.
Statement of income (business transactions)
Net Revenues			1
Ingeclean Peru SAC
Statement of income (business transactions)
Net Revenues			7
Inmobiliaria e Inversiones D&G Ltda,
Statement of income (business transactions)
Net Revenues			28
Inversiones Algarrobo S.A.
Statement of income (business transactions)
Costs			R$ (296)